Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment amount	$ 1.3
Clinical Materials [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitment amount	$ 1.5